Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	6/29/2016 7/13/2016

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law.  This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.   We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds Series	Initial Principal Amount	Exchange Rate	CAD Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR +0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed

Currently Outstanding under the Global Registered Covered Bond Program	$20,643,246,600
Issued prior to CMHC registration under the Global Public Sector Covered Bond Programme(2)	$6,405,575,000

Total Outstanding	$27,048,821,600

OSFI Covered Bond Limit	$36,076,489,424

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency

(1) An Extended Due for Payment Date twelve months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.
(2) Covered Bonds outstanding under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

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Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	6/29/2016 7/13/2016

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa3	AA-	AA	A+
Subordinated Debt that does not contain NVCC (2) provisions	A3	A+	AA (low)	A-
Subordinated Debt that contains NVCC (2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Stable
Counterparty Risk Assessment	Aa2(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/Aa3	F1+/AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls bellow the stipulated rating

	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle)/BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt and Counterparty Risk Assessment ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.
(2) Non-viability contingent capital (NVCC)
(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

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Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	6/29/2016 7/13/2016

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds			$20,643,246,600

A = Lesser of (i) LTV Adjusted Loan Balance and			28,322,232,558		A (i)	30,454,013,503
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	28,322,232,558
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	93.0%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i)Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance (2)			0
F = Negative Carry Factor Calculation			389,628,763
Total: A + B + C + D + E - F			27,932,603,795

Asset Coverage Test			PASS

Valuation Calculation (1)

Trading Value of Covered Bond(3)			21,169,780,832

A = lesser of (i) Present Value of outstanding loan balance of			30,571,849,977		A (i)	30,571,849,977
Performing Eligible Loans(4) and (ii) 80% of Market Value of					A (ii)	55,400,793,736
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			30,571,849,977

Intercompany Loan Balance

Guarantee Loan			22,201,401,470.64
Demand Loan			9,081,794,806
Total			31,283,196,277

Portfolio Losses(5)

Period End	Write off Amounts		Loss Percentage (annualized)
June 29, 2016	N/A		N/A

Portfolio Flow of Funds

	29-Jun-16		31-May-16
Cash Inflows
Principal Receipts	579,918,993.62		502,215,639.29
Sale of Loans	34,182,027.39		31,410,649.33
Revenue Receipts	71,592,010.16		64,607,404.92
Swap Receipts	-		-
Intercompany Loan Receipts	-		7,796,727,329.33
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(64,131,788.10)	(6)	(50,504,883.97)	(7)
Purchase of Loans	(38,264,704.26)		(7,834,969,042.37)
Intercompany Loan Repayment	(575,836,316.75)	(6)	(495,384,575.58)	(7)
Distribution to Partners	-		-
Other Inflows / Outflows(8)	(836.02)		(614.25)
Net Inflows/(Outflows)	7,459,386.04		14,101,906.70

(1) The indexation methodology used to account for subsequent price developments is based on the Teranet - National Bank House Price IndexTM (the "House Price Index"). Mortgaged properties are matched to the Teranet data at the most granular level possible based on postal code, city or province. The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction. Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.7093%

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2015 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on July 18th, 2016.

(7) This amount was paid out on June 17th, 2016.

(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

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Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	6/29/2016 7/13/2016

Portfolio Summary Statistics

Previous Month Ending Balance	$31,006,426,306
Current Month Ending Balance	$30,430,589,034
Number of Mortgage Loans in Pool	169,699
Average Loan Size	$179,321
Number of Primary Borrowers	150,769
Number of Properties	155,023

Weighted Average Current Indexed LTV of Loans in the Portfolio(1)(3)	53.63%
Weighted Average of Original LTV of Loans in the Portfolio(1)(4)	66.31%
Weighted Average of Authorized LTV of Loans in the Portfolio(2)(4)	81.75%
Weighted Average Seasoning of Loans in the Portfolio	24.65	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.79%
Weighted Average Original Term of Loans in the Portfolio	50.54	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	25.89	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	45.30	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (5)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	169,331	99.78%	30,339,076,744	99.70%
30 to 59 Days Past Due	334	0.20%	86,106,367	0.28%
60 to 89 Days Past Due	34	0.02%	5,405,922	0.02%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	169,699	100.00%	30,430,589,034	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	19,990	11.78%	4,406,027,771	14.48%
British Columbia	20,433	12.04%	4,927,267,868	16.19%
Manitoba	3,723	2.19%	475,687,059	1.56%
New Brunswick	5,124	3.02%	511,688,864	1.68%
Newfoundland	5,489	3.23%	755,041,352	2.48%
Northwest Territories	54	0.03%	10,436,505	0.03%
Nova Scotia	7,333	4.32%	892,502,662	2.93%
Nunavut	-	0.00%	-	0.00%
Ontario	83,114	48.98%	14,915,859,604	49.02%
Prince Edward Island	1,130	0.67%	117,943,059	0.39%
Quebec	17,638	10.39%	2,391,443,304	7.86%
Saskatchewan	5,322	3.14%	957,467,611	3.15%
Yukon	349	0.21%	69,223,375	0.23%
Total	169,699	100.00%	30,430,589,034	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score (6)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	3,094	1.82%	575,433,580	1.89%
599 or less	2,852	1.68%	501,857,795	1.65%
600 - 650	4,514	2.66%	832,479,944	2.74%
651 - 700	10,670	6.29%	2,054,645,254	6.75%
701 - 750	22,481	13.25%	4,370,517,429	14.36%
751 - 800	31,673	18.66%	6,047,884,564	19.87%
801 and Above	94,415	55.64%	16,047,770,469	52.74%
Total	169,699	100.00%	30,430,589,034	100.00%

(1) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(5) Refer to footnote (5) on page 3 of this Investor Report.
(6) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

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Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	6/29/2016 7/13/2016

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	140,759	82.95%	24,402,202,024	80.19%
Variable	28,940	17.05%	6,028,387,010	19.81%
Total	169,699	100.00%	30,430,589,034	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	135,823	80.04%	22,148,832,460	72.78%
Non-STEP	33,876	19.96%	8,281,756,574	27.22%
Total	169,699	100.00%	30,430,589,034	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	2,677	1.58%	464,250,036	1.53%
Owner Occupied	167,022	98.42%	29,966,338,998	98.47%
Total	169,699	100.00%	30,430,589,034	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	55,333	32.61%	10,020,837,978	32.93%
2.5000 - 2.9999	65,379	38.53%	11,572,441,441	38.03%
3.0000 - 3.4999	32,414	19.10%	6,446,121,873	21.18%
3.5000 - 3.9999	12,890	7.60%	1,901,814,140	6.25%
4.0000 - 4.4999	2,683	1.58%	367,162,792	1.21%
4.5000 - 4.9999	618	0.36%	77,398,302	0.25%
5.0000 - 5.4999	239	0.14%	25,339,028	0.08%
5.5000 and Above	143	0.08%	19,473,480	0.06%
Total	169,699	100.00%	30,430,589,034	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	21,070	12.42%	1,322,957,040	4.35%
20.01-25.00	8,309	4.90%	889,182,892	2.92%
25.01-30.00	8,666	5.11%	1,146,775,347	3.77%
30.01-35.00	9,524	5.61%	1,425,063,379	4.68%
35.01-40.00	10,546	6.21%	1,806,776,787	5.94%
40.01-45.00	12,039	7.09%	2,233,065,479	7.34%
45.01-50.00	13,500	7.96%	2,751,406,725	9.04%
50.01-55.00	15,252	8.99%	3,202,262,292	10.52%
55.01-60.00	15,648	9.22%	3,290,080,739	10.81%
60.01-65.00	15,550	9.16%	3,328,494,634	10.94%
65.01-70.00	14,131	8.33%	3,068,433,459	10.08%
70.01-75.00	13,513	7.96%	3,043,629,193	10.00%
75.01-80.00	10,577	6.23%	2,559,870,056	8.41%
80.01 and Above	1,374	0.81%	362,591,011	1.19%
Total	169,699	100.00%	30,430,589,034	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.
(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) The methodology used in this table aggregates STEP Loans secured by the same property.

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Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	6/29/2016 7/13/2016

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	47,244	27.84%	7,383,029,317	24.26%
12.00 - 23.99	56,897	33.53%	9,904,728,986	32.55%
24.00 - 35.99	16,029	9.45%	3,198,258,980	10.51%
36.00 - 41.99	8,732	5.15%	1,738,177,108	5.71%
42.00 - 47.99	13,539	7.98%	2,589,202,367	8.51%
48.00 - 53.99	15,256	8.99%	3,151,337,607	10.36%
54.00 - 59.99	9,794	5.77%	2,086,947,581	6.86%
60.00 - 65.99	1,400	0.82%	236,322,442	0.78%
66.00 - 71.99	62	0.04%	14,450,908	0.05%
72.00 and Above	746	0.44%	128,133,738	0.42%
Total	169,699	100.00%	30,430,589,034	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	58,230	34.31%	3,326,179,258	10.93%
100,000 - 149,999	30,060	17.71%	3,746,838,328	12.31%
150,000 - 199,999	25,119	14.80%	4,368,044,827	14.35%
200,000 - 249,999	18,526	10.92%	4,144,080,963	13.62%
250,000 - 299,999	12,834	7.56%	3,508,529,354	11.53%
300,000 - 349,999	8,387	4.94%	2,711,096,873	8.91%
350,000 - 399,999	5,195	3.06%	1,938,608,747	6.37%
400,000 - 449,999	3,256	1.92%	1,377,498,222	4.53%
450,000 - 499,999	2,226	1.31%	1,053,590,272	3.46%
500,000 - 549,999	1,432	0.84%	750,194,981	2.47%
550,000 - 599,999	979	0.58%	562,568,530	1.85%
600,000 - 649,999	697	0.41%	434,887,308	1.43%
650,000 - 699,999	485	0.29%	326,868,569	1.07%
700,000 - 749,999	373	0.22%	270,869,604	0.89%
750,000 - 799,999	317	0.19%	245,618,428	0.81%
800,000 - 849,999	244	0.14%	201,147,984	0.66%
850,000 - 899,999	261	0.15%	229,114,944	0.75%
900,000 - 949,999	246	0.14%	227,579,813	0.75%
950,000 - 999,999	225	0.13%	219,586,994	0.72%
1,000,000 or Greater	607	0.36%	787,685,038	2.59%
Total	169,699	100.00%	30,430,589,034	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	24,174	14.25%	4,237,366,704	13.92%
Single Family	140,925	83.04%	25,219,209,448	82.87%
Multi Family	4,172	2.46%	908,147,768	2.98%
Other	428	0.25%	65,865,115	0.22%
Total	169,699	100.00%	30,430,589,034	100.00%

6

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	6/29/2016 7/13/2016

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	111,067,935	80,632,221	94,886,899	127,955,355	144,909,155	185,886,124	239,080,150	279,687,256	415,273,634	605,688,208	567,505,897	479,110,467	806,478,577	267,865,892	4,406,027,771	14.48%
Alberta	Current and Less Than 30 Days Past Due	110,658,573	80,530,309	94,426,431	127,204,730	143,515,465	184,054,830	237,649,656	276,821,414	409,279,382	591,257,188	554,309,185	474,874,990	801,914,800	266,140,231	4,352,637,183	98.79%
Alberta	30 to 59 Days Past Due	409,362	101,913	460,468	750,626	1,146,495	1,831,293	1,430,494	2,865,842	5,892,178	14,021,420	12,868,817	4,235,478	4,563,777	1,725,661	52,303,824	1.19%
Alberta	60 to 89 Days Past Due	-	-	-	-	247,194	-	-	-	102,074	409,600	327,895	-	-	-	1,086,763	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	332,394,377	200,250,555	277,156,144	333,194,996	436,589,176	485,435,875	546,067,051	567,269,088	411,709,551	405,222,487	422,689,732	346,441,046	157,505,476	5,342,315	4,927,267,868	16.19%
	Current and Less Than 30 Days Past Due	332,345,671	200,250,555	277,156,144	332,871,875	436,071,881	484,460,627	544,568,609	565,651,202	410,391,235	404,623,796	422,251,620	346,041,193	157,505,476	5,342,315	4,919,532,198	99.84%
British Columbia	30 to 59 Days Past Due	48,706	-	-	66,628	517,295	688,297	1,498,442	942,898	1,318,317	378,631	438,112	399,853	-	-	6,297,179	0.13%
British Columbia	60 to 89 Days Past Due	-	-	-	256,494	-	286,950	-	674,988	-	220,060	-	-	-	-	1,438,491	0.03%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	11,133,886	8,907,386	12,697,197	12,545,131	19,774,063	26,295,343	27,610,086	39,209,185	54,331,212	73,467,824	70,538,745	72,070,817	41,805,809	5,300,374	475,687,059	1.56%
Manitoba	Current and Less Than 30 Days Past Due	11,133,886	8,907,386	12,697,197	12,545,131	19,533,702	26,295,343	27,610,086	39,209,185	54,238,877	73,467,824	70,538,745	71,526,109	41,805,809	5,300,374	474,809,655	99.82%
Manitoba	30 to 59 Days Past Due	-	-	-	-	240,361	-	-	-	92,335	-	-	198,691	-	-	531,388	0.11%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	346,017	-	-	346,017	0.07%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	11,904,611	8,600,447	11,096,586	15,143,487	19,428,556	22,313,719	27,808,725	47,642,650	69,235,515	83,116,933	67,833,178	84,726,222	42,838,237	-	511,688,864	1.68%
New Brunswick	Current and Less Than 30 Days Past Due	11,904,611	8,600,447	11,096,586	15,143,487	19,428,556	22,313,719	27,572,944	47,642,650	68,625,535	82,529,029	67,833,178	84,509,038	42,838,237	-	510,038,014	99.68%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	-	-	235,781	-	497,132	587,904	-	217,184	-	-	1,538,001	0.30%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	112,849	-	-	-	-	-	112,849	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	14,157,368	9,848,466	11,137,442	18,477,119	25,474,823	35,519,997	42,304,460	63,137,621	88,574,188	127,025,038	98,313,309	148,032,960	71,743,713	1,294,847	755,041,352	2.48%
Newfoundland	Current and Less Than 30 Days Past Due	14,119,391	9,783,855	10,859,448	18,477,119	25,456,205	35,519,997	42,304,460	62,021,362	88,079,763	126,195,314	97,981,708	147,557,029	71,743,713	1,294,847	751,394,212	99.52%
Newfoundland	30 to 59 Days Past Due	28,774	64,611	277,994	-	18,618	-	-	1,116,259	494,425	829,724	331,600	475,931	-	-	3,637,936	0.48%
Newfoundland	60 to 89 Days Past Due	9,203	-	-	-	-	-	-	-	-	-	-	-	-	-	9,203	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	619,701	326,046	592,207	102,386	543,773	631,665	242,949	-	1,145,602	2,409,899	1,675,863	1,621,126	525,289	-	10,436,505	0.03%
North West Territories	Current and Less Than 30 Days Past Due	619,701	326,046	592,207	102,386	543,773	631,665	242,949	-	1,145,602	2,409,899	1,675,863	1,621,126	525,289	-	10,436,505	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	24,685,577	15,991,832	20,293,178	27,626,376	35,102,450	45,281,864	58,275,883	75,492,343	105,057,769	129,507,227	107,244,215	172,813,451	73,409,737	1,720,760	892,502,662	2.93%
Nova Scotia	Current and Less Than 30 Days Past Due	24,634,915	15,991,832	20,293,178	27,626,376	35,070,438	45,090,350	57,961,384	75,442,852	104,675,773	129,152,448	106,906,618	172,426,773	73,409,737	1,720,760	890,403,434	99.76%
Nova Scotia	30 to 59 Days Past Due	50,662	-	-	-	32,012	139,184	314,499	-	381,996	311,720	337,596	386,678	-	-	1,954,348	0.22%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	52,330	-	49,491	-	43,059	-	-	-	-	144,880	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	710,487,087	483,695,352	618,486,504	764,482,296	974,118,366	1,253,267,853	1,583,825,682	1,857,497,950	1,772,733,168	1,423,177,164	1,258,214,596	1,215,821,232	962,782,510	37,269,843	14,915,859,604	49.02%
Ontario	Current and Less Than 30 Days Past Due	709,788,376	483,243,667	618,323,976	764,084,352	972,207,722	1,252,125,833	1,583,189,555	1,853,638,869	1,770,403,461	1,422,070,615	1,255,944,172	1,214,661,083	962,131,642	37,269,843	14,899,083,165	99.89%
Ontario	30 to 59 Days Past Due	475,534	451,685	162,528	397,944	1,812,089	730,030	636,127	3,859,081	2,329,707	887,126	2,200,433	1,160,149	650,868	-	15,753,301	0.11%
Ontario	60 to 89 Days Past Due	223,177	-	-	-	98,555	411,991	-	-	-	219,423	69,991	-	-	-	1,023,137	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	3,556,675	2,466,649	3,411,874	3,091,096	3,030,478	4,763,405	8,331,193	9,127,279	15,793,265	17,757,748	16,544,341	20,362,498	9,556,187	150,371	117,943,059	0.39%
Prince Edward Island	Current and Less Than 30 Days Past Due	3,556,675	2,466,649	3,411,874	3,091,096	3,030,478	4,763,405	8,260,794	9,127,279	15,793,265	17,631,838	16,544,341	20,362,498	9,556,187	150,371	117,746,750	99.83%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	75,682	-	-	-	-	75,682	0.06%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	-	70,399	-	-	50,227	-	-	-	-	120,627	0.10%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	82,664,698	60,748,923	73,702,170	94,711,070	112,310,871	127,282,929	157,680,165	182,063,850	227,831,907	289,101,153	331,534,144	311,488,771	297,857,212	42,465,442	2,391,443,304	7.86%
Quebec	Current and Less Than 30 Days Past Due	82,642,840	60,748,923	73,702,170	94,383,966	112,224,695	127,282,929	157,592,997	181,802,175	227,651,360	288,853,000	330,752,638	310,630,180	297,359,025	42,465,442	2,388,092,340	99.86%
Quebec	30 to 59 Days Past Due	21,858	-	-	327,104	86,176	-	87,168	261,675	180,546	248,153	608,430	718,196	289,901	-	2,829,208	0.12%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	173,076	140,394	208,286	-	521,756	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	18,654,448	15,655,917	21,905,219	25,628,068	31,680,282	42,395,144	55,263,793	74,790,333	115,721,996	159,282,166	120,349,839	182,171,079	93,269,163	700,165	957,467,611	3.15%
Saskatchewan	Current and Less Than 30 Days Past Due	18,637,285	15,655,917	21,905,219	25,628,068	31,680,282	42,395,144	55,263,793	74,515,721	115,313,009	158,842,273	119,970,689	182,171,079	93,001,268	700,165	955,679,911	99.81%
Saskatchewan	30 to 59 Days Past Due	17,162	-	-	-	-	-	-	112,305	408,987	-	379,150	-	267,896	-	1,185,500	0.12%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	-	162,306	-	439,893	-	-	-	-	602,199	0.06%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,630,677	2,059,098	1,409,928	2,105,997	3,814,794	3,991,561	4,916,589	6,344,738	12,672,931	12,738,787	5,989,601	8,969,523	2,098,147	481,003	69,223,375	0.23%
Yukon	Current and Less Than 30 Days Past Due	1,630,677	2,059,098	1,409,928	2,105,997	3,814,794	3,991,561	4,916,589	6,344,738	12,672,931	12,738,787	5,989,601	8,969,523	2,098,147	481,003	69,223,375	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,322,957,040	889,182,892	1,146,775,347	1,425,063,379	1,806,776,787	2,233,065,479	2,751,406,725	3,202,262,292	3,290,080,739	3,328,494,634	3,068,433,459	3,043,629,193	2,559,870,056	362,591,011	30,430,589,034	100.00%
	Current and Less Than 30 Days Past Due	1,321,672,601	888,564,683	1,145,874,357	1,423,264,583	1,802,577,991	2,228,925,403	2,747,133,814	3,192,217,448	3,278,270,193	3,309,772,013	3,050,698,359	3,035,350,621	2,553,889,329	360,865,350	30,339,076,744	99.70%
	30 to 59 Days Past Due	1,052,059	618,209	900,990	1,542,302	3,853,047	3,388,805	4,202,512	9,158,059	11,595,624	17,340,360	17,164,138	7,792,161	5,772,442	1,725,661	86,106,367	0.28%
	60 to 89 Days Past Due	232,380	-	-	256,494	345,750	751,271	70,399	886,785	214,922	1,382,262	570,962	486,411	208,286	-	5,405,922	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5) The methodology used in this table aggregates STEP Loans secured by the same property.

7

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date: Distribution Date:	6/29/2016 7/13/2016

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score (4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	27,585,670	16,434,699	24,763,230	35,464,948	43,419,388	50,975,764	59,373,377	73,504,601	67,124,722	63,640,617	55,859,495	41,187,474	14,582,085	1,517,510	575,433,580	1.89%
<=599	7,076,501	6,429,444	11,221,181	10,921,761	17,156,352	40,060,937	42,592,982	78,369,928	77,900,006	84,590,705	66,104,868	47,130,099	11,511,548	791,482	501,857,795	1.65%
600-650	14,470,205	12,293,843	16,601,891	22,425,665	35,947,289	54,087,080	87,708,929	126,066,870	128,947,793	123,545,694	97,043,675	76,112,060	35,501,378	1,727,571	832,479,944	2.74%
651-700	40,400,086	35,766,105	52,081,458	69,496,911	86,348,898	138,925,428	206,833,463	269,220,700	277,835,726	288,498,544	246,549,742	188,095,874	137,307,848	17,284,471	2,054,645,254	6.75%
701-750	112,761,611	88,452,052	117,113,275	162,997,334	222,032,145	289,880,096	368,063,265	450,172,258	499,647,139	529,962,310	499,526,516	501,540,112	457,625,180	70,744,134	4,370,517,429	14.36%
751-800	176,885,600	122,643,743	180,096,674	235,630,273	318,156,529	401,100,798	516,293,946	596,082,030	664,641,068	667,779,232	666,048,314	725,006,520	673,727,447	103,792,390	6,047,884,564	19.87%
>800	943,777,367	607,163,005	744,897,639	888,126,486	1,083,716,186	1,258,035,375	1,470,540,763	1,608,845,904	1,573,984,285	1,570,477,534	1,437,300,847	1,464,557,053	1,229,614,571	166,733,453	16,047,770,469	52.74%
Total	1,322,957,040	889,182,892	1,146,775,347	1,425,063,379	1,806,776,787	2,233,065,479	2,751,406,725	3,202,262,292	3,290,080,739	3,328,494,634	3,068,433,459	3,043,629,193	2,559,870,056	362,591,011	30,430,589,034	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

8